UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Expenses
Loss from operations	$ (1,774,156)	$ (117,102)	$ (357,674)
Other Expense
Net income (loss) before income taxes	(1,258,768)	2,689,709
(Benefit) Provision for Income Taxes	39,340	0
Net income (loss)	$ (1,298,108)	$ 2,689,709	$ 1,910,487
Basic net income (loss) per common share	$ (0.09)	$ 0.54	$ 0.25
Diluted net income (loss) per common share	$ (0.09)	$ 0.50	$ 0.24
Basic weighted average shares outstanding	13,957,179	5,008,929	7,732,021
Diluted weighted average shares outstanding	13,957,179	5,356,456	7,991,952
New Dragonfly
Net Sales	$ 66,042,000	$ 57,821,000	$ 78,000,000	$ 47,187,000
Cost of Goods Sold	46,481,000	34,314,000	48,375,000	26,580,000
Gross Profit	19,561,000	23,507,000	29,625,000	20,607,000
Operating Expenses
Research and development	1,951,000	1,899,000	2,689,000	1,239,000
General and administrative	13,716,000	8,428,000	10,621,000	4,662,000
Selling and marketing	9,331,000	6,654,000	9,848,000	5,960,000
Total Operating Expenses	24,998,000	16,981,000	23,158,000	11,861,000
Loss from operations	(5,437,000)	6,526,000	6,467,000	8,746,000
Other Expense
Interest expense	(3,657,000)		(519,000)	3,000
Loss on disposition of assets	(62,000)	(124,000)
Total Other Income (Expense)	(3,719,000)	(124,000)	(518,000)	18,000
Net income (loss) before income taxes	(9,156,000)	6,402,000	5,949,000	8,764,000
(Benefit) Provision for Income Taxes	(1,700,000)	1,981,000	1,611,000	1,886,000
Net income (loss)	$ (7,456,000)	$ 4,421,000	$ 4,338,000	$ 6,878,000
Basic net income (loss) per common share	$ (0.35)	$ 0.15	$ 0.15	$ 0.23
Diluted net income (loss) per common share	$ (0.35)	$ 0.13	$ 0.13	$ 0.21
Basic weighted average shares outstanding	21,131,993	20,063,211	20,101,129	20,040,470
Diluted weighted average shares outstanding	21,131,993	21,926,105	21,931,108	21,388,785